Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other receivables from advertisers		¥ 857,135	$ 124,273	¥ 397,700
Advances to suppliers		137,419	19,924	108,263
Prepaid expenses		25,506	3,698	29,592
Inventories	[1]	16,695	2,421	15,415
Receivable from third-party payment platform		51,014	7,396	16,785
Convertible loans		10,093	1,463	8,240
Others		72,371	10,493	104,324
Impairment of prepayments and inventory		(102,145)	(14,810)	(98,005)
Allowance for credit losses		(99,943)	(14,490)	(102,985)
Total		¥ 968,145	$ 140,368	¥ 479,329

[1]	Inventory consists of finished goods, as of December 31, 2021 and 2022, inventories net of impairment reserve were RMB265 and RMB4,283(US$621). For the years ended December 31, 2020, 2021 and 2022, the group recorded impairment reserve of RMB23,694, RMB7,618 and nil, respectively.